Investment Objectives and Goals	Jul. 29, 2026
Leverage Shares 2X Long SK Hynix Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 2X Long SK Hynix Daily ETF IMPORTANT INFORMATION REGARDING THE FUND The Leverage Shares 2X Long SK Hynix Daily ETF (the “Fund”) seeks daily leveraged investment results and is very different from most other exchange-traded funds. As a result, the Fund may be riskier than alternatives that do not use leverage because the Fund’s objective is to magnify (200%) the daily performance of the publicly traded American Depositary Receipts (“ADRs”) of SK Hynix Inc., (Nasdaq: SKHY) (“SK Hynix” or “Underlying Security”). The return for investors that invest for periods longer or shorter than a trading day should not be expected to be 200% of the performance of the Underlying Security for the period. The return of the Fund for a period longer than a trading day will be the result of each trading day’s compounded return over the period, which will very likely differ from 200% of the return of the Underlying Security for that period. Longer holding periods, higher volatility of the Underlying Security and leverage increase the impact of compounding on an investor’s returns. During periods of higher Underlying Security volatility, the volatility of the Underlying Security may affect the Fund’s return as much as, or more than, the return of the Underlying Security. The Fund expects to commence operations on or about the same date as the Underlying Security commences trading in connection with its initial public offering (“IPO”). As a result, the Fund will seek exposure to the Underlying Security, consistent with its investment objective, during a period in which the Underlying Security has a limited trading history, limited publicly available information, uncertain market valuation and potentially significant price volatility. Trading in the Underlying Security may be subject to substantial fluctuations in price, wide bid-ask spreads, trading halts, limited liquidity, price discovery challenges and other market disruptions that are more common following an IPO. The Fund may have difficulty obtaining exposure to the Underlying Security on terms that are consistent with its investment objective, particularly during the initial days or weeks following the IPO, which may cause the Fund not to meet its investment objective during this time. In addition, options, swaps or other derivatives referencing the Underlying Security may not be immediately available, may have limited liquidity, may be more expensive than anticipated or may not provide the desired exposure. The Fund's performance, ability to achieve its investment objective and ability to rebalance its portfolio may be adversely affected by these conditions. These risks are likely to be heightened on the first day of trading and during the period immediately following the IPO. The Fund will enter into swap agreements and options contracts based on the Underlying Security, which is an ADR. ADRs are securities issued by U.S. financial institutions that represent an ownership interest in shares of a non-U.S. issuer. The market value of an ADR may differ from that of the underlying foreign shares due to factors such as currency exchange rate movements, differences in trading hours between U.S. and foreign markets, and varying levels of liquidity. Additionally, corporate actions and ADR fees and expenses can contribute to disparities in pricing between ADRs and the foreign stocks they represent. These differences may affect the pricing of the Fund’s swap agreements and the Fund’s ability to achieve its investment objective. In addition, because the Fund seeks daily leveraged investment results, any volatility or divergence in the price of the ADR or Underlying Security may be magnified in the Fund’s returns. Investments linked to ADRs are also subject to the risks associated with foreign issuers, including risks related to political, economic, and regulatory developments in the issuer’s home country. The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily leveraged (2X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. For periods longer than a single day, the Fund will lose money if the performance of the Underlying Security is flat, and it is possible that the Fund will lose money even if the performance of the Underlying Security increases over a period longer than a single day. Periods of greater Underlying Security volatility may affect the Fund’s return as much as, or more than, the return of the Underlying Security. An investor could lose the full principal value of his/her investment within a single day if the price of the Underlying Security falls by more than 50% in one trading day. Investing in the Fund is not equivalent to investing directly in the Underlying Security.
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily leveraged investment results, before fees and expenses, of two times (200%) the daily percentage change in the price of the ADR of SK Hynix. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.

Leverage Shares 1X Short SK Hynix Daily ETF
Prospectus [Line Items]
Risk/Return [Heading]	Leverage Shares 1X Short SK Hynix Daily ETF IMPORTANT INFORMATION REGARDING THE FUND The Leverage Shares 1X Short SK Hynix Daily ETF (the “Fund”) seeks daily inverse investment results and is very different from most other exchange-traded funds. The pursuit of daily inverse investment goals means that the return of the Fund for a period longer than a full trading day may have no resemblance to -100% of the return of the publicly traded American Depositary Receipts (“ADRs”) of SK Hynix Inc. (Nasdaq: SKHY) (“SK Hynix” or “Underlying Security”). The return for investors that invest for periods longer or shorter than a trading day should not be expected to be -100% of the performance of the Underlying Security for the period. The return of the Fund for a period longer than a trading day will be the result of each trading day’s compounded return over the period, which will very likely differ from -100% of the return of the Underlying Security for that period. Longer holding periods, higher volatility of the Underlying Security and leverage increase the impact of compounding on an investor’s returns. During periods of higher Underlying Security volatility, the volatility of the Underlying Security may affect the Fund’s return as much as, or more than, the return of the Underlying Security. The Fund expects to commence operations on or about the same date as the Underlying Security commences trading in connection with its initial public offering (“IPO”). As a result, the Fund will seek exposure to the Underlying Security, consistent with its investment objective, during a period in which the Underlying Security has a limited trading history, limited publicly available information, uncertain market valuation and potentially significant price volatility. Trading in the Underlying Security may be subject to substantial fluctuations in price, wide bid-ask spreads, trading halts, limited liquidity, price discovery challenges and other market disruptions that are more common following an IPO. The Fund may have difficulty obtaining exposure to the Underlying Security on terms that are consistent with its investment objective, particularly during the initial days or weeks following the IPO, which may cause the Fund not to meet its investment objective during this time. In addition, options, swaps or other derivatives referencing the Underlying Security may not be immediately available, may have limited liquidity, may be more expensive than anticipated or may not provide the desired exposure. The Fund's performance, ability to achieve its investment objective and ability to rebalance its portfolio may be adversely affected by these conditions. These risks are likely to be heightened on the first day of trading and during the period immediately following the IPO. The Fund will enter into swap agreements and options contracts based on the Underlying Security, which is an ADR. ADRs are securities issued by U.S. financial institutions that represent an ownership interest in shares of a non-U.S. issuer. The market value of an ADR may differ from that of the underlying foreign shares due to factors such as currency exchange rate movements, differences in trading hours between U.S. and foreign markets, and varying levels of liquidity. Additionally, corporate actions and ADR fees and expenses can contribute to disparities in pricing between ADRs and the foreign stocks they represent. These differences may affect the pricing of the Fund’s swap agreements and the Fund’s ability to achieve its investment objective. In addition, because the Fund seeks daily inverse investment results, any volatility or divergence in the price of the ADR or Underlying Security may be magnified in the Fund’s returns. Investments linked to ADRs are also subject to the risks associated with foreign issuers, including risks related to political, economic, and regulatory developments in the issuer’s home country. The Fund is not suitable for all investors. The Fund is designed to be utilized only by knowledgeable investors who understand the potential consequences of seeking daily inverse (-1X) investment results, understand the risks associated with the use of leverage and are willing to monitor their portfolios frequently. The Fund is not intended to be used by, and is not appropriate for, investors who do not intend to actively monitor and manage their portfolios. For periods longer than a single day, the Fund will lose money if the performance of the Underlying Security is flat, and it is possible that the Fund will lose money even if the performance of the Underlying Security increases over a period longer than a single day. Periods of greater Underlying Security volatility may affect the Fund’s return as much as, or more than, the return of the Underlying Security. An investor could lose the full principal value of his/her investment within a single day. Investing in the Fund is not equivalent to investing directly in the Underlying Security.
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]

The Fund is an exchange traded fund (“ETF”) that seeks daily investment results, before fees and expenses, equal to -100% (the inverse) of the daily percentage change in the price of the ADR of SK Hynix. The Fund does not seek to achieve its stated investment objective for a period of time different than a trading day.